UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21064

               AllianceBernstein Global Research Growth Fund, Inc. (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2003

                   Date of reporting period: December 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.




ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND,INC.

Semi-Annual Report
December 31, 2003


AllianceBernstein
Investment Research and Management

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND,INC.
PORTFOLIO OF INVESTMENTS
December 31, 2003 (unaudited)

Company                                                Shares       U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS - 106.4%
United States Investments - 57.1%
Finance - 12.3%
Banking-Money Center - 1.1%
JP Morgan Chase & Co.                                   800          $ 29,384
                                                                     --------
Banking-Regional - 1.8%
Commerce Bancorp, Inc.                                  300            15,804
FleetBoston Financial Corp.                             700            30,555
                                                                     --------
                                                                       46,359
                                                                     --------
Brokerage & Money Management - 1.3%
Lehman Brothers Holdings, Inc.                          200            15,444
Morgan Stanley                                          300            17,361
                                                                     --------
                                                                       32,805
                                                                     --------
Insurance - 2.1%
American International Group, Inc.                      800            53,024
                                                                     --------
Mortgage Banking - 2.9%
Fannie Mae                                            1,000            75,060
                                                                     --------
Miscellaneous - 3.1%
Citigroup, Inc.                                       1,100            53,394
MBNA Corp.                                            1,100            27,335
                                                                     --------
                                                                       80,729
                                                                     --------
                                                                      317,361
                                                                     --------
Healthcare - 12.0%
Biotechnology - 2.9%
Amgen, Inc.(a)                                          250            15,450
Applera Corp.-Applied Biosystems Group                  500            10,355
Cephalon, Inc. (a)                                      250            12,102
Genentech, Inc.(a)                                      200            18,714
Gilead Sciences, Inc.(a)                                200            11,628
MedImmune, Inc.(a)                                      300             7,620
                                                                     --------
                                                                       75,869
                                                                     --------
Drugs - 4.1%
Allergan, Inc. 150 11,521
Barr Pharmaceuticals, Inc. (a)                          100             7,695
Forest Laboratories, Inc. (a)                           300            18,540
Pfizer, Inc.                                          1,420            50,169
Wyeth                                                   400            16,980
                                                                     --------
                                                                      104,905
                                                                     --------
Medical Products - 1.9%
Medtronic, Inc.                                         200             9,722
St. Jude Medical, Inc.(a)                               200            12,270
Stryker Corp.                                           150            12,751
Zimmer Holdings, Inc. (a)                               200            14,080
                                                                     --------
                                                                       48,823
                                                                     --------

Company                                                Shares       U.S. $ Value
--------------------------------------------------------------------------------

Medical Sevices - 3.1%
Anthem, Inc.(a)                                         200          $ 15,000
Caremark Rx, Inc. (a)                                   100             2,533
Health Management Associates, Inc. Cl. A                800            19,200
UnitedHealth Group, Inc.                                400            23,272
WellPoint Health Networks, Inc. (a)                     200            19,398
                                                                     --------
                                                                       79,403
                                                                     --------
                                                                      309,000
                                                                     --------
Technology - 10.4%
Communication Equipment - 2.2%
Cisco Systems, Inc.(a)                                  600            14,574
Juniper Networks, Inc.(a)                             1,100            20,548
Motorola, Inc.                                          325             4,573
QUALCOMM, Inc.                                          300            16,179
                                                                     --------
                                                                       55,874
                                                                     --------
Computer Hardware/Storage - 0.9%
Agilent Technologies, Inc. (a)                          300             8,772
Dell, Inc. (a)                                          400            13,584
                                                                     --------
                                                                       22,356
                                                                     --------
Computer Services - 0.5%
Affiliated Computer Services, Inc. Cl.A (a)             100             5,446
Fiserv, Inc.(a)                                         200             7,902
                                                                     --------
                                                                       13,348
                                                                     --------
Contract Manufacturing - 0.5%
Sanmina-SCI Corp.(a)                                  1,000            12,610
                                                                     --------
Internet Infrastructure - 0.5%
eBay, Inc.(a)                                           200            12,918
                                                                     --------
Internet Media - 0.4%
Yahoo!, Inc. (a)                                        210             9,486
                                                                     --------
Semiconductor Components - 3.3%
Altera Corp.(a)                                         400             9,080
Broadcom Corp. Cl.A (a)                                 400            13,636
Intel Corp.                                           1,000            32,200
Linear Technology Corp.                                 400            16,828
Maxim Integrated Products, Inc.                         300            14,940
                                                                     --------
                                                                       86,684
                                                                     --------
Software - 2.1%
Mercury Interactive Corp. (a)                           200             9,728
Microsoft Corp.                                         900            24,786
Symantec Corp.(a)                                       300            10,395
VERITAS Software Corp.(a)                               300            11,148
                                                                     --------
                                                                       56,057
                                                                     --------
                                                                      269,333
                                                                     --------
Consumer Services - 7.1%
Broadcasting & Cable - 2.8%
Clear Channel Communications, Inc.                      310            14,517
Comcast Corp. Cl.A(a)                                   100             3,287
Comcast Corp. Special Cl.A (a)                          720            22,522
Viacom, Inc. Cl.B                                       720            31,954
                                                                     --------
                                                                       72,280
                                                                     --------

Company                                                Shares       U.S. $ Value
--------------------------------------------------------------------------------

Entertainment & Leisure - 0.6%
Harley-Davidson, Inc.                                   310          $ 14,734
                                                                     --------
Retail-General Merchandise - 3.7%
Bed Bath & Beyond, Inc.(a)                              410            17,774
Family Dollar Stores, Inc.                              310            11,123
Lowe's Cos., Inc.                                       440            24,372
Ross Stores, Inc.                                       620            16,387
Wal-Mart Stores, Inc.                                   510            27,055
                                                                     --------
                                                                       96,711
                                                                     --------
                                                                      183,725
                                                                     --------
Energy - 4.8%
Domestic Producers - 2.2%
Apache Corp.                                            250            20,275
Noble Energy, Inc.                                      800            35,544
                                                                     --------
                                                                       55,819
                                                                     --------
Oil Service - 1.6%
Baker Hughes, Inc.                                      800            25,728
Helmerich & Payne                                       600            16,758
                                                                     --------
                                                                       42,486
                                                                     --------
Miscellaneous - 1.0%
Evergreen Resources, Inc. (a)                           350            11,378
Western Gas Resources, Inc.                             300            14,175
                                                                     --------
                                                                       25,553
                                                                     --------
                                                                      123,858
                                                                     --------
Capital Goods - 3.9%
Machinery - 1.1%
Eaton Corp.                                             130            14,037
Navistar International Corp. (a)                        300            14,367
                                                                     --------
                                                                       28,404
                                                                     --------
Miscellaneous - 2.8%
General Electric Co.                                  1,450            44,921
United Technologies Corp.                               290            27,483
                                                                     --------
                                                                       72,404
                                                                     --------
                                                                      100,808
                                                                     --------
Consumer Staples - 3.4%
Beverages - 0.8%
Anheuser-Busch Cos., Inc.                               410            21,599
                                                                     --------
Cosmetics - 1.1%
Avon Products, Inc.                                     410            27,671
                                                                     --------
Food - 0.3%
Dean Foods Co. (a)                                      210             6,903
                                                                     --------
Household Products - 1.2%
Colgate-Palmolive Co.                                   210            10,510
The Procter & Gamble Co.                                210            20,975
                                                                     --------
                                                                       31,485
                                                                     --------
                                                                       87,658
                                                                     --------
Consumer Manufacturing - 1.0%
Building & Related - 1.0%
American Standard Cos., Inc.(a)                         250            25,175
                                                                     --------

Company                                                Shares       U.S. $ Value
--------------------------------------------------------------------------------

Transportation - 0.9%
Railroads - 0.9%
Union Pacific Corp.                                     350         $  24,318
                                                                    ---------
Multi Industry Companies - 0.8%
Danaher Corp.                                           220            20,185
                                                                    ---------
Aerospace & Defense - 0.5%
Aerospace - 0.5%
Lockheed Martin Corp.                                   270            13,878
                                                                    ---------
Total United States Investments
  (cost $1,191,815)                                                 1,475,299
                                                                    ---------
Foreign Investments - 49.3%
Australia - 0.4%
News Corp. Ltd. pfd (ADR)                               310             9,378
                                                                    ---------
Bermuda - 0.6%
Marvell Technology Group Ltd.(a)                        400            15,172
                                                                    ---------
Brazil -3.0%
Aracruz Celulose, SA (ADR)                              800            28,032
Companhia Vale do Rio Doce (ADR) (a)                    400            23,400
Petroleo Brasileiro, SA(a)                              900            26,316
                                                                    ---------
                                                                       77,748
                                                                    ---------
Canada - 0.9%
Talisman Energy, Inc.                                   400            22,728
                                                                    ---------
Cayman Islands - 1.1%
ACE Ltd.                                                700            28,994
                                                                    ---------
Finland - 0.3%
Nokia Oyj                                               516             8,923
                                                                    ---------
France - 4.6%
Alcatel SA (a)                                          638             8,216
France Telecom SA (ADR) (a)                             367            10,493
L'Oreal, SA                                             332            27,220
LVMH Moet Hennessy Louis Vuitton, SA                    286            20,815
Sanofi-Synthelabo, SA                                   320            24,097
Schneider Electric, SA                                  416            27,233
                                                                    ---------
                                                                      118,074
                                                                    ---------
Germany - 2.9%
Adidas-Salomon AG                                        89            10,171
Altana AG                                               258            15,581
Porsche AG (Preferred)                                   19            11,240
SAP AG                                                   18             3,023
SAP AG (ADR)                                            387            16,084
Siemens AG                                              222            17,865
                                                                    ---------
                                                                       73,964
                                                                    ---------
Hong Kong - 0.6%
China Resources Power Holdings Co. Ltd. (a)          34,000            15,875
                                                                    ---------
India - 0.4%
Infosys Technologies Ltd. (ADR)                         100             9,570
                                                                    ---------

Company                                                Shares       U.S. $ Value
--------------------------------------------------------------------------------

Ireland - 1.1%
Allied Irish Banks Plc.                               1,870          $ 29,838
                                                                    ---------
Italy - 2.2%
Eni S.p.A.                                            1,335            25,191
UniCredito Italiano SpA                               5,637            30,432
                                                                    ---------
                                                                       55,623
                                                                    ---------
Japan - 10.7%
East Japan Railway Co.                                    3            14,136
Funai Electric Co. Ltd.                                 100            13,726
Hoya Corp.                                              200            18,363
ITO EN Ltd.                                             200             8,603
JSR Corp.                                             2,000            44,695
Mitsubishi Corp.                                      2,000            21,200
Mitsubishi Tokyo Financial Group, Inc.                    3            23,402
NEC Electronics Corp. (a)                               100             7,316
Nissan Motor Co., Ltd.                                2,800            31,979
NITTO DENKO Corp.                                       200            10,637
Nomura Holdings, Inc.                                 1,000            17,029
Shin-Etsu Chemical Co., Ltd.                            600            24,522
Shionogi & Co., Ltd.                                  1,000            18,625
Sumitomo Trust and Banking Co., Ltd.                  4,000            23,514
                                                                    ---------
                                                                      277,747
                                                                    ---------
Liberia - 0.7%
Royal Caribbean Cruises Ltd.                            510            17,743
                                                                    ---------
Mexico - 0.2%
America Movil S.A. de C.V. Series L (ADR) (a)           200             5,468
                                                                    ---------
Netherlands - 2.2%
ASML Holding N.V. (a)                                   707            14,019
IHC Caland NV                                           772            41,872
                                                                    ---------
                                                                       55,891
                                                                    ---------
Panama - 0.3%
Carnival Corp.                                          200             7,946
                                                                    ---------
Russia - 1.4%
Yukos (ADR)                                             874            37,232
                                                                    ---------
Singapore - 0.3%
Flextronics International Ltd. (a)                      600             8,904
                                                                    ---------
South Africa - 0.9%
Sasol, Ltd.                                           1,700            24,195
                                                                    ---------
South Korea - 0.8%
Samsung Electronics Co., Ltd.(GDR) (b)                  104            19,683
                                                                    ---------
Spain - 0.2%
Acciona S.A.                                             86             5,234
                                                                    ---------
Sweden - 1.6%
AB SKF Cl. B                                            496            19,164
Atlas Copco AB Cl. A                                    396            14,172
Sandvik AB                                              217             7,479
                                                                    ---------
                                                                       40,815
                                                                    ---------
Switzerland - 3.6%
Alcon, Inc.                                             200            12,108
Credit Suisse Group                                   1,170            42,808
Roche Holding AG-Genusschein                            136            13,718
Swiss Re                                                380            25,656
                                                                    ---------
                                                                       94,290
                                                                    ---------

Company                                                Shares       U.S. $ Value
--------------------------------------------------------------------------------

Taiwan - 1.6%
Advanced Semiconductor Engineering, Inc. (ADR) (a)    1,000           $ 5,050
Asustek Computer, Inc. (GDR)                          2,900             6,406
Hon Hai Precision Industry Co., Ltd. (GDR) (b)        1,020             8,022
Taiwan Semiconductor Manufacturing Co., Ltd.
  (ADR) (a)                                             996            10,199
United Microelectronics Corp.(ADR) (a)                2,399            11,875
                                                                  -----------
                                                                       41,552
                                                                  -----------
United Kingdom - 6.7%
Anglo American Plc.                                   1,091            23,593
British Sky Broadcasting Group Plc.(a)                1,337            16,826
Carnival Plc.                                           390            15,716
Diageo Plc.                                           1,647            21,671
GUS Plc.                                                839            11,617
Hilton Group Plc.                                     1,345             5,411
Reckitt Benckiser Plc.                                  916            20,727
Royal Bank of Scotland Group Plc.                     1,484            43,727
Vodafone Group Plc.                                   5,569            13,808
                                                                  -----------
                                                                      173,096
                                                                  -----------
Total Foreign Investments
  (cost $998,249)                                                   1,275,683
                                                                  -----------
Total Investments - 106.4%
  (cost $2,190,064)                                                 2,750,982
Other assets less liabilities - (6.4)%                               (164,779)
                                                                  -----------
Net Assets - 100%                                                 $ 2,586,203
                                                                  ===========


(a) Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the market value of this security amounted to $27,705 or 1.07% of net assets.

    Glossary of Terms:
    ADR - American Depositary Receipt.
    GDR - Global Depositary Receipt.


SECTOR BREAKDOWN
                                                             Percent of
                                                         Total Investments
                                                         -----------------
Finance                                                         21.2%
Technology                                                      15.7%
Healthcare                                                      14.3%
Consumer Services                                               10.8%
Energy                                                          10.1%
Basic Industry                                                   6.8%
Capital Goods                                                    6.8%
Consumer Staples                                                 6.8%
Consumer Manufacturing                                           2.5%
Multi Industry Companies                                         2.1%
Transportation                                                   1.4%
Utilities                                                        1.0%
Aerospace & Defense                                              0.5%


See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND, INC.
STATEMENT OF ASSETS & LIABILITIES
December 31, 2003 (unaudited)

Assets
Investments in securities, at value (cost $2,190,064)...............     $ 2,750,982
Foreign cash, at value (cost $3)....................................               3
Receivable for investment securities sold...........................          21,164
Receivable due from Adviser.........................................           5,251
Dividends receivable................................................           3,618
Reclaims receivable.................................................             232
                                                                         -----------
Total assets........................................................       2,781,250
                                                                         -----------
Liabilities
Due to custodian....................................................         122,443
Payable for investment securities purchased.........................          27,460
Distribution fee payable............................................              36
Accrued expenses and other liabilities..............................          45,108
                                                                         -----------
Total liabilities...................................................         195,047
                                                                         -----------
Net Assets..........................................................     $ 2,586,203
                                                                         ===========
Composition of Net Assets
Capital stock, at par...............................................     $       200
Additional paid-in capital..........................................       1,993,142
Distributions in excess of net investment income....................          (9,043)
Accumulated net realized gain on investment and foreign currency
   transactions.....................................................          41,002
Net unrealized appreciation of investments and foreign currency
   denominated assets and liabilities...............................         560,902
                                                                         -----------
                                                                         $ 2,586,203
                                                                         ===========
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($1,290 / 100 shares of capital stock issued and outstanding)....          $12.90
Sales charge - 4.25% of public offering price.......................             .57
                                                                              ------
Maximum offering price..............................................          $13.47
                                                                              ======
Class B Shares
Net asset value and offering price per share
    ($1,277 / 100 shares of capital stock issued and outstanding)...          $12.77
                                                                              ======
Class C Shares
Net asset value and offering price per share
     ($1,277 / 100 shares of capital stock issued and outstanding)...         $12.77
                                                                              ======
Advisor Class Shares
Net asset value, redemption and offering price per share
     ($2,582,359 / 199,700 shares of capital stock issued and
     outstanding).....................................................        $12.93
                                                                              ======

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND, INC.
STATEMENT OF OPERATIONS
Six Months Ended December 31, 2003 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $512)........................................   $  13,529
Interest....................................................          22        $ 13,551
                                                               ---------
Expenses
Advisory fee................................................      12,490
Distribution fee - Class A..................................           2
Distribution fee - Class B .................................           6
Distribution fee - Class C..................................           6
Administrative..............................................      68,000
Audit.......................................................      16,008
Custodian...................................................      10,856
Directors' fees.............................................       9,384
Transfer agency.............................................       9,000
Legal.......................................................       7,544
Printing....................................................       4,600
Amortization of offering cost...............................       3,050
Miscellaneous...............................................       1,104
                                                               ---------
Total expenses..............................................     142,050
Less: expenses waived and reimbursed by the Adviser
   (see Note B) ............................................    (124,550)
                                                               ---------
Net expenses................................................                    17,500
                                                                             ---------
Net investment loss.........................................                    (3,949)
                                                                             ---------
Realized and Unrealized Gain (Loss) on Investment and
  Foreign Currency Transactions
Net realized gain (loss) on:
  Investment transactions.....................................                 212,320
  Foreign currency transactions...............................                  (1,226)
Net change in unrealized appreciation/depreciation of:
  Investments.................................................                 265,116
  Foreign currency denominated assets and liabilities.........                      (7)
                                                                             ---------
Net gain on investment and foreign currency transactions....                   476,203
                                                                             ---------
Net Increase in Net Assets from
     Operations.............................................                 $ 472,254
                                                                             =========


See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                         Six Months Ended       July 22, 2002*
                                                                         December 31, 2003             to
                                                                            (unaudited)         June 30, 2003
                                                                        -------------------    ----------------
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)...........................................      $ (3,949)            $  4,256
Net realized gain (loss) on investment and foreign currency
   transactions........................................................       211,094              (27,110)
Net change in unrealized appreciation/depreciation of investments
   and foreign currency denominated assets and liabilities.............       265,109              295,793
                                                                          -----------          -----------
Net increase in net assets from operations.............................       472,254              272,939
Dividends and Distributions to Shareholders from
Net investment income
   Class A.............................................................            (1)                  -0-
   Advisor Class.......................................................        (6,989)                  -0-
Net realized gain on investment transactions
   Class A.............................................................           (76)                  -0-
   Class B.............................................................           (76)                  -0-
   Class C.............................................................           (76)                  -0-
   Advisor Class.......................................................      (151,772)                  -0-
                                                                          -----------          -----------
                                                                             (158,990)                  -0-
Capital Stock Transactions
Net increase...........................................................            -0-           1,900,000
                                                                          -----------          -----------
Total increase.........................................................       313,264            2,172,939
Net Assets
Beginning of period....................................................     2,272,939              100,000
                                                                          -----------          -----------
End of period (including undistributed net investment income
   of $1,896 at June 30, 2003) ........................................   $ 2,586,203          $ 2,272,939
                                                                          ===========          ===========

* Commencement of operations.
See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

NOTE A
Significant Accounting Policies
AllianceBernstein Global Research Growth Fund, Inc. (the "Fund"), formerly AllianceBernstein Global Growth Trends Fund, Inc., was organized under the laws of the State of Maryland on March 22, 2002. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund commenced operations on July 22, 2002. The Fund offers Class A, Class B, Class C and Advisor Class shares. Prior to commencement of operations on July 22, 2002, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") on July 17, 2002, of 10 shares each of Class A, Class B and Class C shares for $100 each, and 9,970 shares of Advisor Class Shares for $99,700. As of December 31, 2003, the Adviser was the only shareholder in the Fund. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market,(but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Organization and Offering Expenses
Offering expenses of $ 50,603 have been fully amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

6. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.00% of the first $5 billion , .95% of the next $2.5 billion, .90% of the next $2.5 billion and .85% of the excess over $10 billion of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.70% of average daily net assets for Class A shares, 2.40% of average daily net assets for Class B and Class C shares, and 1.40% of average daily net assets for Advisor Class shares. For the period ended December 31, 2003, such reimbursement amounted to $47,550. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than August 31, 2005, provided that repayment does not result in the Fund's aggregate expenses exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund's organization costs and initial offering expenses. For the period ended December 31, 2003, expenses in the amount of $3,050 were waived and reimbursed by the Adviser that are subject to repayment.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Fund. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the period ended December 31, 2003, the Adviser agreed to waive its fees for such services. Such waiver amounted to $68,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the period ended December 31, 2003, the transfer agent agreed to waive its fees for such services. Such waiver amounted to $9,000.

AllianceBernstein Investment Research & Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it received no front-end sales charges from the sale of Class A shares nor contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the period ended December 31, 2003.

Brokerage commissions paid on investment transactions for the period ended December 31, 2003, amounted to $5,910, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended December 31, 2003, were as follows:

                                                     Purchases       Sales
                                                    -----------  ------------
Investment securities (excluding
  U.S. government securities).................      $1,454,812    $1,429,232
U.S. government securities....................              -0-           -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and gross unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation.................     $   564,941
Gross unrealized depreciation.................          (4,023)
                                                   -----------
Net unrealized appreciation....................    $   560,918
                                                   -----------

NOTE E
Capital Stock
There are 24,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 6,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                        Shares                                       Amount
                      -----------------------------------------     ---------------------------------------
                       Six Months Ended                              Six Months Ended
                       December 31, 2003      July 22, 2002(a)       December 31, 2003    July 22, 2002(a)
                      (unaudited) Shares      to June 30, 2003          (unaudited)       to June 30, 2003
                      ------------------     ------------------     -------------------  ------------------
Class A
Shares sold                  0                      90                  $0                    $900
                      -------------------------------------------------------------------------------------
Net increase                 0                      90                  $0                    $900
-----------------------------------------------------------------------------------------------------------
Class B
Shares sold                  0                      90                  $0                    $900
                      -------------------------------------------------------------------------------------
Net increase                 0                      90                  $0                    $900
-----------------------------------------------------------------------------------------------------------
Class C
Shares sold                  0                      90                  $0                    $900
                      -------------------------------------------------------------------------------------
Net increase                 0                      90                  $0                    $900
-----------------------------------------------------------------------------------------------------------
Advisor Class
Shares sold                  0                 189,730                  $0              $1,897,300
                      -------------------------------------------------------------------------------------
Net increase                 0                 189,730                  $0              $1,897,300
-----------------------------------------------------------------------------------------------------------


(a) Commencement of operations.

NOTE F
Concentration of Risk
Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ended December 31, 2003.


Note H
Components of Accumulated Earnings (Deficit)
The tax character of distributions to be paid for the year ending June 30, 2004 will be determined at the end of the current fiscal year. As of June 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income.............                 $       6,845
Accumulated capital and other losses (a)..                       (20,817)
Unrealized appreciation/(depreciation) (b).                      293,569
                                                           -------------
Total accumulated earnings/(deficit)......                 $     279,597
                                                           -------------

(a) On June 30, 2003, the Fund had a net capital loss carryforward of $13,667, all of which expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net Capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2003, the Fund deferred to July 1, 2003 post October capital losses of $2,201 and currency losses of $1,671.

(b) The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences, primarily due to Nondeductible expenses and foreign exchange reclassifications resulted in a net Decrease in undistributed net investment income, a decrease in accumulated net Realized loss on investments and foreign currency transactions and a corresponding Decrease in additional paid-in capital. This reclassification had no effect on net assets.

NOTE I
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds; Gerald Malone; CharlesSchaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, approximately 40 additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS

Selected Data For a Share Of Capital Stock Outstanding Throughout Each Period


                                                    ========================================    ===================================
                                                                      Class A                                   Class B
                                                    ========================================    ===================================
                                                    Six Months                                     Six Months
                                                       Ended                                          Ended
                                                    December 31,               July 22,            December 31,          July 22,
                                                       2003                   2002 (a) to              2003            2002 (a) to
                                                    (unaudited)              June 30, 2003         (unaudited)        June 30, 2003
                                                   ---------------------------------------------------------------------------------
Net asset value, beginning of period.............    $ 11.33                    $ 10.00              $ 11.26            $ 10.00
                                                   ---------------------------------------------------------------------------------
Income from Investment Operations
Net investment loss (b)(c).......................       (.04)                      (.01)                (.08)              (.07)
Net realized and unrealized gain on
  investment and foreign currency transactions...       2.38                       1.34                 2.35               1.33
                                                   ---------------------------------------------------------------------------------
Net increase in net asset value from
  operations.....................................       2.34                       1.33                 2.27               1.26
                                                   ---------------------------------------------------------------------------------
Less: Distributions
Dividends from net investment income.............       (.01)                        -0-                  -0-                -0-
Distributions from net realized gain
  on investment transactions.....................       (.76)                        -0-                (.76)                -0-
                                                   ---------------------------------------------------------------------------------
Total dividends and distributions................       (.77)                        -0-                (.76)                -0-
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period...................    $ 12.90                    $ 11.33              $ 12.77            $ 11.26
                                                   ---------------------------------------------------------------------------------
Total Return
Total investment return based on net
  asset value (d)................................      20.77%                     13.30%               20.32%             12.60%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)................................    $     1                    $     1               $    1            $     1
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements (e)...........................       1.70%                      1.70%                2.40%              2.40%
  Expenses, before waivers/
    reimbursements (e)...........................      11.57%                     19.19%               12.40%             19.94%
  Net investment loss (c)(e).....................       (.62)%                     (.07)%              (1.32)%             (.78)%
Portfolio turnover rate..........................         58%                        62%                  58%                62%



See footnote summary on page 19.
                                       18

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS

Selected Data For a Share Of Capital Stock Outstanding Throughout Each Period


                                                    ========================================    ===================================
                                                                      Class C                                Advisor Class
                                                    ========================================    ===================================
                                                    Six Months                                     Six Months
                                                       Ended                                          Ended
                                                    December 31,               July 22,            December 31,          July 22,
                                                       2003                   2002 (a) to              2003            2002 (a) to
                                                    (unaudited)              June 30, 2003         (unaudited)        June 30, 2003
                                                   ---------------------------------------------------------------------------------
Net asset value, beginning of period.............    $ 11.26                    $ 10.00                $ 11.36          $ 10.00
                                                   ---------------------------------------------------------------------------------
Income from Investment Operations
Net investment income (loss) (b)(c)..............       (.08)                      (.07)                (.02)               .02
Net realized and unrealized gain on
  investment and foreign currency
  transactions...................................       2.35                       1.33                 2.39               1.34
                                                   ---------------------------------------------------------------------------------
Net increase in net asset value from
  operations.....................................       2.27                       1.26                 2.37               1.36
                                                   ---------------------------------------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income.............         -0-                        -0-                (.04)                -0-
Distributions from net realized gain
  on investment transactions.....................       (.76)                        -0-                (.76)                -0-
                                                   ---------------------------------------------------------------------------------
Total dividends and distributions................       (.76)                        -0-                (.80)                -0-
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period...................    $ 12.77                    $ 11.26              $ 12.93            $ 11.36
                                                   ---------------------------------------------------------------------------------
Total Return
Total investment return based on net
  asset value (d)................................      20.32%                     12.60%               20.99%             13.60%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)................................    $     1                    $     1              $ 2,583            $ 2,270
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements (e)...........................       2.40%                      2.40%                1.40%              1.40%
  Expenses, before waivers/
    reimbursements (e)...........................      12.40%                     19.94%               11.41%             17.42%
  Net investment income (loss) (c)(e)............      (1.32)%                     (.78)%               (.32)%              .22%
Portfolio turnover rate..........................         58%                        62%                  58%                62%


(a) Commencement of operations.

(b) Based on average shares outstanding.

(c) Net of expenses waived and reimbursed by the Adviser.

(d) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e) Annualized.

AllianceBernstein Global Research Growth Fund


BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS
Michael R. Baldwin(2), Senior Vice President
Norman M. Fidel, Senior Vice President
Paul C. Rissman, Senior Vice President
Sandra L. Yeager(2), Senior Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Gina M. Griffin, Vice President
Thomas A. Schmitt, Vice President
Jane E. Schneirov, Vice President
Francis X. Suozzi, Vice President
Janet A. Walsh, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Custodian
Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Seward & Kissell LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll Free: (800) 221-5672

(1)  Member of the Audit Committee.
(2) Mr. Baldwin and Ms. Yeager are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.

ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.         DESCRIPTION OF EXHIBIT
         -----------         ----------------------
         11 (b) (1)          Certification of Principal Executive Officer
                             Pursuant to Section 302 of the Sarbanes-Oxley
                             Act of 2002

         11 (b) (2)          Certification of Principal Financial Officer
                             Pursuant to Section 302 of the Sarbanes-Oxley
                             Act of 2002

         11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Research Growth Fund, Inc.

By:      /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         President

Date:   February 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         President

Date:   February 26, 2004

By:      /s/ Mark D. Gersten
         -----------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:   February 26, 2004